Equity Method Investments (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Feb. 09, 2024	Feb. 09, 2023
Equity Method Investments [Line Items]
Equity Method Investment, Amount	$ 12,095,020	$ 10,636,544	$ 12,095,020
Impairment loss			454,679
Purchased interests		20,666,667
Preferred stock, value
Equity method investment payable	666,667		666,667
Cost of investment					$ 19,460,000
Estimated useful life		15 years
Intangible assets	611,356	$ 666,932
Recognized impairment loss	9,196,682	259,579
Identified intangible assets	9,392,644	8,725,712	9,392,644
Goodwill	$ 259,579	0	$ 259,579
Avalon Shangai [Member]
Equity Method Investments [Line Items]
Total ownership percentage	40.00%		40.00%
Jiangsu Unicorn Biological Technology Co., Ltd.[Member]
Equity Method Investments [Line Items]
Total ownership percentage	60.00%		60.00%
Series A Convertible Preferred Stock [Member]
Equity Method Investments [Line Items]
Preferred stock, value		9,000,000
Series B Convertible Preferred Stock [Member]
Equity Method Investments [Line Items]
Preferred stock, value		$ 11,000,000
Issuance shares (in Shares)		11,000
Conversion price per share (in Dollars per share)		$ 56.7
Aggregate of common stock (in Shares)		194,004
Series B Stated Value [Member]
Equity Method Investments [Line Items]
Equity method investment payable				$ 666,667
Lab Services MSO [Member]
Equity Method Investments [Line Items]
Lab services MSO’s net income	$ 1,236,391	$ 79,923
Epicon Biotech Co. Ltd [Member]
Equity Method Investments [Line Items]
Equity Method Investment, Amount	0		$ 0
Impairment loss			454,679
Investment in Epicon Biotech Co., Ltd. [Member]
Equity Method Investments [Line Items]
Impairment loss			$ (454,679)
Lab Services MSO [Member]
Equity Method Investments [Line Items]
Ownership percentage		40.00%
Distribution of earnings from investment	$ 0	$ 611,888
Lab Services [Member] | Minimum [Member]
Equity Method Investments [Line Items]
Ownership percentage		40.00%
Lab Services [Member] | Maximum [Member]
Equity Method Investments [Line Items]
Ownership percentage		60.00%
Series B Stated Value [Member]
Equity Method Investments [Line Items]
Preferred stock, value		$ 1,000